Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 30, 2013
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Dec 29, 2012
MFS® Mid Cap Growth Fund | A
Risk/Return:
Trading Symbol	OTCAX
MFS® Mid Cap Growth Fund | R4
Risk/Return:
Trading Symbol	OTCJX
MFS® Mid Cap Growth Fund | 529A
Risk/Return:
Trading Symbol	EAMCX
MFS® Mid Cap Growth Fund | 529B
Risk/Return:
Trading Symbol	EBCGX
MFS® Mid Cap Growth Fund | 529C
Risk/Return:
Trading Symbol	ECGRX
MFS® Mid Cap Growth Fund | B
Risk/Return:
Trading Symbol	OTCBX
MFS® Mid Cap Growth Fund | C
Risk/Return:
Trading Symbol	OTCCX
MFS® Mid Cap Growth Fund | I
Risk/Return:
Trading Symbol	OTCIX
MFS® Mid Cap Growth Fund | R1
Risk/Return:
Trading Symbol	OTCGX
MFS® Mid Cap Growth Fund | R2
Risk/Return:
Trading Symbol	MCPRX
MFS® Mid Cap Growth Fund | R3
Risk/Return:
Trading Symbol	OTCHX
MFS® Mid Cap Growth Fund | R5
Risk/Return:
Trading Symbol	OTCKX

MFS® Mid Cap Growth Fund
MFS® Mid Cap Growth Fund
SUPPLEMENT TO PROSPECTUS

The date of this supplement is April 30, 2013.

MFS® Mid Cap Growth Fund

Effective immediately, the first paragraph under the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of November 30, 2012, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between $423 million and $22.2 billion.

Label	Element	Value
MFS® Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063068_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is April 30, 2013.

MFS® Mid Cap Growth Fund

Effective immediately, the first paragraph under the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Mid Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of November 30, 2012, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between $423 million and $22.2 billion.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2012